Equity-Settleable Convertible Notes	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Equity-Settleable Convertible Notes
13.
EQUITY-SETTLEABLE CONVERTIBLE NOTES

On December 6, 2021, the Company closed an offering (the “Offering”) of $225,000 aggregate principal amount of 1.75% Convertible Notes due in 2027. On December 9, 2021, the initial purchasers under the Offering exercised in full their option to purchase up to an additional $33,750 aggregate principal amount of the Convertible Notes, increasing the total Offering size to $258,750.

The Convertible Notes represent financial instruments that include a debt host accounted for at amortized cost, and a conversion option and a redemption option derivative, which are separated from the debt host and accounted for at fair value, with changes in fair value recorded in the statement of comprehensive loss. These derivatives are accounted for together as a single compound derivative when separated from the debt host.

13.
EQUITY-SETTLEABLE CONVERTIBLE NOTES (continued)

	Debt host	Convertible note derivative	Total
	$	$	$
Convertible notes
As at December 31, 2023	187,223	13,138	200,361
Gain on change in fair value of convertible notes derivative	-	(12,530)	(12,530)
Accrued Interest	25,134	-	25,134
Interest payment	(2,453)	-	(2,453)
Reclassification of short-term accrued interest to short-term liability	(2,075)	-	(2,075)
As at December 31, 2024	207,829	608	208,437
Loss on change in fair value of convertible notes derivative	-	2,416	2,416
Accrued Interest	27,837	-	27,837
Interest payment	(2,454)	-	(2,454)
Reclassification of short-term accrued interest to short-term liability	(2,075)	-	(2,075)
As at December 31, 2025	231,137	3,024	234,161

The fair value of the derivative as at December 31, 2025, was estimated using a partial differential equation method with Monte Carlo simulation. The significant inputs used in the valuation were as follows:

Valuation input	Assumption
Share price	$5.58
Volatility	75%
Risk-free interest rate	3.48%
Expected dividend yield	0%
Credit spread	7.25%

The valuation of the embedded derivative is highly sensitive to changes in the Company’s share price and the assumed volatility of the Company’s share price. A loss on change in fair value for the year ended December 31, 2025, of $2,416 was recognized in the statement of comprehensive loss (2024 - gain of $12,530).

Interest expense for the year ended December 31, 2025, of $27,837 was recorded as finance costs in the statement of comprehensive loss.

The Convertible Notes are convertible at the option of the holders upon satisfaction of certain conditions that are beyond the control of the Company. If such conditions are satisfied, the Convertible Notes would be convertible at the option of the holders and upon conversion, the Notes may be settled, at the Company’s election, in common shares of the Company, cash or a combination thereof. As a result, the Company does not have the unconditional right to defer settlement of the Convertible Notes for more than 12 months after the end of the reporting period and therefore presents the Convertible Notes within its current liabilities.

13.
EQUITY-SETTLEABLE CONVERTIBLE NOTES (continued)

The Convertible Notes are unsecured and accrue interest payable semi-annually in arrears at a rate of 1.75% per annum payable on January 15th and July 15th of each year, beginning on July 15, 2022. Prior to October 15, 2026, the Notes are convertible at the option of the holders during certain periods, upon the satisfaction of certain conditions including:

(i)
If the Notes’ trading price for any five consecutive trading day period was, on each day, less than 98% of the conversion value of such Notes;
(ii)
if the Company elects to (a) issue equity instruments to all holders of the Company’s common shares entitling them, for a period of not more than 45 calendar days after issue, to subscribe for or purchase common shares at a price per share that is less than the average reported sales prices of the common shares for the 10-trading day period ending the trading day before the announcement of such issuance of equity instruments;

or (b) make a distribution to all holders of the Company’s common shares, whether such distribution is of assets, securities, or rights to purchase the Company’s securities, and has a per share value exceeding at least 10% of the trading price of the common shares on the date immediately preceding the announcement date of such distribution;

(iii)
upon the occurrence of certain significant business events;
(iv)
if, at any time after the calendar quarter ending on March 31, 2022 (and only during such calendar quarter), the last reported price of the Company’s common shares for at least 20 trading days (whether or not consecutive) during the last period of 30 trading days of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day (this has not occurred for the year ended December 31, 2025); or,
(v)
upon a call for redemption by the Company, or upon the Company’s failure to pay the redemption price therefor.

Thereafter, the Convertible Notes will be convertible at any time until the close of business on the business day immediately preceding the maturity date. Upon conversion, the Convertible Notes may be settled, at the Company’s election, in common shares of the Company, cash or a combination thereof.

The Convertible Notes mature on January 15, 2027, unless earlier repurchased, redeemed or converted. The Company may not redeem the Convertible Notes prior to December 6, 2024, except upon the occurrence of certain changes to the laws governing Canadian withholding taxes. After December 6, 2024, the Company has the right to redeem the Convertible Notes at its option in certain circumstances including:

13.
EQUITY-SETTLEABLE CONVERTIBLE NOTES (continued)
(i)
on or after December 6, 2024, if the Company’s share price for at least 20 trading days during any 30 consecutive trading day period ending on, and including, the last trading day of the immediately preceding calendar quarter is over 130% of the conversion price on each applicable trading day, at a redemption price equal to 100% of the principal plus accrued and unpaid interest; and
(ii)
if the Company becomes obligated to pay additional amounts as a result of its obligation to bear the cost of Canadian or non-Canadian withholding tax, if applicable;

Redemption can result in exercisability of the conversion option. Holders of Convertible Notes have the right to require the Company to repurchase their Convertible Notes upon the occurrence of certain events.

Pursuant to the indenture governing the terms of the Convertible Notes, as amended by a first supplemental indenture to reflect the name change of the Company in connection with the Separation and a second supplemental indenture to reflect the effects of the Continuation (the “Indenture”), the holders of the Convertible Notes, at their election, were permitted to surrender the Convertible Notes for conversion (i) into common shares of the Company during the approximate 30-trading day period prior to the closing of the Continuation and (ii) into common shares of the Company during the period from and after the closing of the Continuation until approximately the 35th trading day after the closing of the Continuation.

The Conversion Rate (as defined in the Indenture) for the Convertible Notes was initially 21.2307 common shares per $1,000 principal amount of the Convertible Notes.

Pursuant to the terms and conditions of the Indenture, the Conversion Rate for the Convertible Notes was adjusted on October 17, 2023, to 52.6019 common shares of the Company per $1,000 principal amount of the Convertible Notes based on the trading prices of the Company’s common shares over the preceding 10-trading day period due to the Separation transaction. The Conversion Rate for the Convertible Notes was not adjusted as a result of the Continuation. None of the Convertible Notes were surrendered for conversion during the permitted conversion period in connection with the Continuation.